Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The unaudited consolidated financial statements and related notes include all the accounts of the Company and its subsidiaries, entities in which the Company directly and indirectly controls. The unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

TMD Marine Fuels Sdn. Bhd.

TMDEL has consolidated the financial statements of TMDF, in which it holds a 30% equity interest, in accordance with ASC 810, Consolidation. Under ASC 810, entities may be consolidated when the reporting entity exercises control over the investee’s significant financial and operational policies, regardless of ownership percentage, if control exists.

Although TMDEL, through its subsidiary Tumpuan Megah, directly owns only 30% of TMDF, TMDF is considered to be under control due to the governance structure and ownership arrangements. Dato’ Mohd Suhaimi bin Hashim, who holds a 70% equity interest in TMDF, also serves as a common director of Tumpuan Megah. Additionally, Dato’ Sri Kam Choy Ho is the director of TMDF and also serves as a common director of Tumpuan Megah, TMDEL and Straits. As a result of the above, Tumpuan Megah has effective control over the governance, strategic decision making and operations of TMDF.

Based on this assessment of control, management has concluded that TMDEL has the ability to control TMDF’s financial and operational policies, justifying consolidation under ASC 810.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 2 - Summary of Significant Accounting Policies (Continued)

Correction of Immaterial Error in the Consolidated Statements of Cash Flows

Following the issuance of the Company’s previously filed unaudited consolidated financial statement for the transition period ended June 30, 2025, management identified an error in the classification of certain cash flows relating to advances to related parties in the previously issued consolidated statements of cash flows.

In the previously issued unaudited consolidated financial statements , certain advances to related parties were classified within financing activities. Upon further evaluation, management determined that such cash flows should have been classified within investing activities. The correction relates solely to the classification of cash flows in the consolidated statements of cash flows and does not affect the Company’s consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of changes in shareholders’ equity. There is no impact on total cash and cash equivalents for any period presented.

Management evaluated the error in accordance with the guidance in ASC 250, Accounting Changes and Error Corrections, and the materiality guidance set forth in Staff Accounting Bulletin No. 99 (SAB Topic 1.M, Materiality) and Staff Accounting Bulletin No. 108 (SAB Topic 1.N, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements).

The error solely affects the classification between two non-operating sections of the consolidated statements of cash flows. The error has no impact on:

(i) total cash and cash equivalents, or any subtotal of cash and cash equivalents, at any reporting date;

(ii) the net change in cash and cash equivalents for any period presented;

(iii) net cash flows from operating activities for any period presented;

(iv) the consolidated balance sheets, consolidated statements of operations and comprehensive (loss) income, or consolidated statements of changes in shareholders’ equity for any period presented;

(v) total assets, total liabilities, total shareholders’ equity, working capital, or net working capital;

(vi) revenue, gross profit, operating income, net (loss) income, or comprehensive (loss) income;

(vii) (loss) earnings per share, on a basic or diluted basis;

(viii) any non-GAAP financial measure used or disclosed by the Company;

(ix) any financial covenant or other contractual obligation under the Company’s trade financing facilities, vendor installment loans, or bank term loan disclosed in Note 10 (the Company has confirmed that none of these instruments contains a covenant or term that references cash flow classification or any subtotal that would be affected by the revision); or

(x) the Company’s compliance with NYSE American continued listing standards.

Management also considered the qualitative factors set out in SAB Topic 1.M and concluded that the error:

(a) does not arise from an item capable of precise measurement and does not reflect any imprecision in an estimate;

(b) does not mask a change in earnings or other trends, since the directional trend of cash flows from investing and financing activities, and the underlying economic substance of the related party advances, is unchanged;

(c) does not hide a failure to meet analyst consensus expectations, as the Company is not covered by sell-side research and the affected captions are not consensus measures;

(d) does not change a loss into income or vice versa, and does not affect the presentation of a positive or negative cash flow trend;

(e) does not concern a segment or other portion of the business that has been identified as playing a significant role in the Company’s operations or profitability;

(f) does not affect the Company’s compliance with regulatory requirements, debt covenants or other contractual requirements;

(g) does not increase management’s compensation, including amounts payable under any bonus or incentive arrangement;

(h) does not involve concealment of an unlawful transaction; and

(i) is not the result of an intentional misstatement, but rather a classification judgment that has been reconsidered in light of the interest-bearing nature of the advances and ASC 230-10-45-13.

Management has further considered whether a reasonable investor would consider the error material in the total mix of information, having regard to the underlying economic substance of the related party advances (which are interest-bearing at 8.25% per annum, are due from the controlling shareholder, Straits, and are separately disclosed as to amount, counterparty, terms and balances in Note 8 — Related Party Transactions — of both the original filing and these unaudited consolidated financial statements), and concluded that no reasonable investor would have viewed the corrected presentation as significantly altering the total mix of information made available.

Based on the foregoing evaluation, management has concluded that the error was not material to the previously issued unaudited consolidated financial statements, either individually or in the aggregate, and that the error correction does not constitute a restatement of previously issued unaudited consolidated financial statements. Accordingly, this effects an immaterial revision (a “little r” revision) of the affected periods.

The error correction affects only the consolidated statements of cash flows for the six months ended June 30, 2025 and the year ended December 31, 2024. The consolidated statement of cash flows for the year ended December 31, 2023 is not affected, because no advances of the type giving rise to the revision were made during the year ended December 31, 2023. Accordingly, no revision is being made to the audited consolidated statement of cash flows for the year ended December 31, 2023, and that statement is presented in these unaudited consolidated financial statements unchanged from what was presented in the original filing.

The effects of the revision on the consolidated statements of cash flows were as follows:

June 30, 2025

	As reported	Adjustment	As revised
Cash flows from investing activities:
Purchase of fixed assets	$(2,095,807)	$-	$(2,095,807)
Advance to related parties	$-	$(6,245,369)	$(6,245,369)
Net cash used in investing activities	$(2,095,807)	$(6,245,369)	$(8,341,176)

Cash flows from financing activities:
Gross proceeds from issuance of common shares pursuant to initial public offering	$11,586,250	$-	$11,586,250
Proceeds from borrowings	$7,443,090	$-	$7,443,090
Repayment to finance lease payables	$(5,561)	$-	$(5,561)
Advance to related parties	$(6,245,369)	$6,245,369	$-
Net cash provided by financing activities	$12,778,410	$6,245,369	$19,023,779

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 2 - Summary of Significant Accounting Policies (Continued)

December 31, 2024

	As reported	Adjustment	As revised
Cash flows from investing activities:
Purchase of fixed assets	$(3,751,944)	$-	$(3,751,944)
Acquisition of investment	$(83,089)	$-	$(83,089)
Increase investment in subsidiary	$74,120	$-	$74,120
Advance to related parties	$-	$(12,245,223)	$(12,245,223)
Net cash used in investing activities	$(3,760,913)	$(12,245,223)	$(16,006,136)

Cash flows from financing activities:
Proceeds from borrowings	$50,910,672	$-	$50,910,672
Repayment to finance lease payables	$(10,216)	$-	$(10,216)
Advance to related parties	$(12,245,223)	$12,245,223	$-
Net cash provided by financing activities	$38,655,233	$12,245,223	$50,900,456

Use of Estimates

The preparation of unaudited consolidated financial statements in conformity with U.S. GAAP requires the Company to make certain estimates and assumptions that affect the amounts reported and disclosed in the unaudited consolidated financial statements and related notes.

The most significant estimates and judgments include the allowance for doubtful accounts, useful life of property, plant and equipment, residual values for leased assets, income taxes and uncertain tax positions. Actual amounts could differ from those estimates.

Functional Currency and Foreign Currency Translation

The accompanying unaudited consolidated financial statements are presented in United States dollar (“$”), which is the reporting currency of the Company. For the subsidiaries whose functional currencies are Ringgit Malaysia (“RM”) and Singapore Dollar (“SGD”), results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the unaudited consolidated statements of operations and comprehensive (loss) income.

Fair Value of Financial Instruments

The Company follows the provisions of ASC Topic 820, Fair Value Measurements and Disclosures. It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1 – Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
●	Level 2 – Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3 – Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

	Carrying Amount			Estimated
	Level 1	Level 2	Level 3	Fair Value
June 30, 2025
Investment in equity securities	$-	$-	$89,712	$89,712

December 31, 2024
Investment in equity securities	$-	$-	$88,908	$88,908

For other accounts, the carrying amounts reported in the accompanying unaudited consolidated balance sheets for cash and cash equivalents, accounts receivable, other receivables and current assets, short-term loans, accounts payable, and other payables, due to related parties and income tax payable approximate their fair value based on the short-term maturity of these instruments.

Cash and cash equivalents

Cash and cash equivalents are financial assets that are either cash or highly liquid investments if any with an original maturity term of 90 days or less.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 2 - Summary of Significant Accounting Policies (Continued)

Accounts Receivable and Credit Losses on Financial Instruments

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required.

The Company recognizes credit losses on financial instruments in accordance with ASC Topic 326, Financial Instruments – Credit Losses. The Company uses the Current Expected Credit Losses (“CECL”) model to estimate credit losses on financial assets measured at amortized cost, as well as certain off-balance sheet credit exposures.

Under the CECL model, the estimation of credit losses involves significant judgment and estimation uncertainty. Management exercises its judgment based on historical loss experience, current economic conditions, and reasonable and supportable forecasts. Changes in these factors could have a material impact on the estimated credit losses.

The Company has evaluated its account receivables and recognized a credit loss of $807 for the six months ended June 30, 2025, and $69,474 and $nil for the years ended December 31, 2024 and 2023 respectively.

Inventories

Inventories, primarily consisting of marine gas oil and low sulfur fuel oil. Inventories are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation.

Cost of inventory is determined using the weighted average method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise, reduction in prices, and damaged products, which is dependent upon factors such as historical and forecasted consumer demand.

Deferred Offering Costs

Deferred offering costs represent legal, accounting, and other direct costs related to the Company’s initial public offering (“IPO”). These costs are capitalized as incurred and are included in the accompanying balance sheet as “Other receivables and current assets”. As of December 31, 2024, the Company recorded $1,839,846 of deferred offering costs.

On April 22, 2025, upon the completion of IPO of the Company, IPO costs capitalized as of December 31, 2024, together with other IPO costs incurred during the six months ended June 30, 2025, totaling $3,488,971, were charged to shareholder’s equity under additional paid-in capital.

Related Party Transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the Company’s securities (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 2 - Summary of Significant Accounting Policies (Continued)

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Identifiable significant improvements are capitalized and expenditures for maintenance, repairs, and betterments, including replacement of minor items, are charged to expense.

Depreciation is computed based on cost, less the estimated residual value, if any, using the straight-line method over the estimated useful life.

The residual value rate and useful life of property, plant and equipment are summarized as follows:

Property, Plant and Equipment	Useful Life
Dry-docking expenditures	2.5 years from the date of dry dock
Furniture and fittings	5 – 10 years
Leased property	Over the life of the lease
Leasehold improvements	5 –10 years
Motor vehicles	5 years
Real properties	40 years
Shipping tools, equipment and computers	2 – 10 years
Vessels	9 – 25 years

Residual values for vessels

The Company determines the residual value of finance lease vessels based on the lightweight of the vessels valued at the metal scrap prices quoted by vessel demolition markets. The Company reassess the estimated residual value of the vessel once in every 5 years.

Dry-docking expenditures

Dry-docking expenditures such as inspection, manual, and certificate, engine maintenance, spare part, painting, vessel maintenance etc. are capitalized in accordance ASC 360-10-35 when such costs are considered to enhance the future economic benefits of the vessel. The expenditures are capitalized when they significantly extend the useful life of the vessel, improve the efficiency or performance of the vessel, or increase the capacity of the vessel.

Capitalized dry-docking expenditures are included in the carrying amount of the vessel and are depreciated over the period until the next scheduled dry-docking. If the criteria for capitalization are not met, the expenditures are expensed as incurred.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Company determines its reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where the Company’s segment manager regularly reviews the operating results of that component. The Company determined that it has one reporting unit because components below the consolidated level either did not have discrete financial information or their operating results were not regularly reviewed by the segment manager.

The Company has the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test in accordance with ASC 350-20. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The quantitative goodwill impairment test, used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. For the six months ended June 30, 2025 and the years ended December 31, 2024 and 2023, impairment of goodwill of $nil, $1,129 and $nil was identified, respectively.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 2 - Summary of Significant Accounting Policies (Continued)

The attributable amount of goodwill is included in the determination of the amount of gain or loss recognized upon disposal of a portion of reporting unit that constitutes a business. When the Company disposes of a business within the reporting unit, the amount of goodwill disposed is measured on the basis of the relative fair value of the business disposed and the portion of the reporting unit retained. This relative fair value approach is not used when the business to be disposed was not integrated into the reporting unit after its acquisition, in which case the current carrying amount of the acquired goodwill should be included in the carrying amount of the business to be disposed.

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Acquisition of TMDF	$-	$1,129	$-
Impairment of goodwill in relation to TMDF	-	(1,129)	-
	-	-	-

Impairment of Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance with ASC 360, Property, Plant and Equipment. Long-lived assets consist primarily of property, plant and equipment. In accordance with ASC 360, the Company evaluates the carrying value of long-lived assets when it determines a triggering event has occurred, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When indicators exist, recoverability of assets is measured by a comparison of the carrying value of the asset group to the estimated undiscounted future net cash flows expected to be generated by the asset group. Examples of such triggering events include a significant disposal of a portion of such assets and adverse changes in the market involving the business employing the related assets. If such assets are determined not to be recoverable, the Company performs an analysis of the fair value of the asset group and will recognize an impairment loss when the fair value is less than the carrying amounts of such assets. The fair value, based on reasonable and supportable assumptions and projections, requires subjective judgments. Depending on the assumptions and estimates used, the appraised fair value projected in the evaluation of long-lived assets can vary within a range of outcomes. The Company considers the likelihood of possible outcomes in determining the best estimate for the fair value of the assets.

The Company engaged an independent third-party valuer to assess the cost of the vessels, ensuring that the carrying amount of the vessels does not exceed their recoverable amount.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 2 - Summary of Significant Accounting Policies (Continued)

Investments

Cost Method Investments

The Company accounts for its investments that represent less than 20% ownership, and for which the Company does not have the ability to exercise significant influence under the cost method; using ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The Company measure investments in equity securities without a readily determinable fair value using a measurement alternative that measures these securities at the cost method minus impairment, if any, plus or minus changes resulting from observable price changes on a non-recurring basis. Gains and losses on these securities are recognized in other income and expenses.

Equity Method Investments

The Company accounts for its investment that represents 20% to 50% ownership, and for which the Company have the ability to exercise significant influence through board representation under the equity method.

Under the equity method, investments are initially recognized at cost and adjusted thereafter to recognize the Company’s share of the investee’s profits or losses in the income statement, and its share of movements in other comprehensive (loss) income. Dividends received or receivable from investees are recognized as a reduction in the carrying amount of the investment.

When the Company’s share of losses in an investee equals or exceeds its interest in the investee, including any other unsecured receivables, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the investee.

The carrying amounts of equity-accounted investments are tested for impairment.

Lease Commitments

The Company adopted ASC Topic 842, Leases which generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (“ROU”) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Company determined if an arrangement is a lease at inception.

Operating leases are included in operating lease ROU assets and short and long-term lease liabilities in the unaudited consolidated balance sheets. Lease cost for operating leases is recognized on a straight-line basis which includes the amortization of the ROU asset and interest expense related to the operating lease liability and is recorded as rent expenses.

Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in the unaudited consolidated balance sheets. Lease cost for finance leases includes the amortization of the ROU asset, which is amortized on a straight-line basis and recorded as Depreciation and amortization expense; and interest expense on the finance lease liability, which is calculated using the effective interest method and recorded as interest expense.

Revenue Recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all years presented. The core principle of this new revenue standard is that a company should recognize revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle by the Company in its determination of revenue recognition: (1) identification of the contract, or contracts, with a customer; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when, or as, the Company satisfy a performance obligation.

The Company’s derived its revenues from a diverse range of maritime services provided to clients within the industry.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 2 - Summary of Significant Accounting Policies (Continued)

Sales of cargo oil and fresh water, and bunkering facilitation

Revenue generated from sales of cargo oil and fresh water, and bunkering facilitation involves the procurement and delivery of marine gas oil, low sulfur fuel oil, and fresh water for delivery to customers’ ships. The Company recognize revenues at a point in time when cargo oil and fresh water has been delivered and accepted by the customer, indicating fulfillment of the performance obligation.

Sales of cargo oil and fresh water, and bunkering facilitation are not capable of being a distinct and separately identifiable. The performance obligation is only considered satisfied when sales of cargo oil and fresh water and bunkering facilitation are completed simultaneously.

Vessel Chartering Services

Revenue generated from vessel chartering services involves arranging charters for marine transportation for various purposes such as cargo transportation or offshore operations. The Company recognizes revenues over time based on the time elapsed between the delivery of a vessel to a charterer and the return of a vessel from the charterer and invoicing is done on a monthly basis.

Ship Management Services

Revenue from ship management services involves providing technical management, crew management, marine consultancy, and shipping services. The Company recognize revenues at a point in time when services are rendered and accepted by customer indicating fulfillment of the performance obligation.

The Company is considered a principal for all the revenues it generates above as it is directly involved in the procurement, delivery, and provision of the goods and services to customers. As the principal, the Company assumes the risks and rewards associated with the transactions, including responsibility for fulfilling the performance obligations and bearing any associated costs and risks, bears the risk of loss or damage to inventory, bears the credit risk associated with customers’ ability to pay for the goods or services. Therefore, the Company recognizes revenue at the gross amount.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 2 - Summary of Significant Accounting Policies (Continued)

Costs of Revenues

Cost of revenues primarily consist of cost of goods sold, cargo insurance, and cost incurred in the course of sales and distribution of cargo oil.

Share of Losses of Associate

Share of losses of associates comprises our share in the net loss of associate, Horizon Shipyard Inter Globe (M) Sdn. Bhd., accounted for under the equity method.

Segment and Geographic Information

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update, or ASU 2023-07 – Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 for the year ended December 31, 2024, retrospectively to all periods presented in the unaudited consolidated financial statement.

Based on the criteria established by ASC 280, Segment Reporting, the Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker (“CODM”), identified as the chief executive officer of the Company, reviews consolidated results when making decisions, allocating resources and assessing performance of the Company, based on ASC 280, Segment Reporting.

The CODM assesses performance for the segment primarily by reviewing the segment net income (loss), which is also reported as consolidated net (loss) income on the unaudited consolidated statements of operations and comprehensive (loss) income. This assessment considers the Company’s strategic priorities, cash balance, and expected use of cash. Although the CODM also reviews revenue disaggregated by type of services provided, this information is not accompanied by any allocation of direct or indirect costs, and therefore does not constitute a separate measure of segment profit or loss. The CODM does not evaluate expenses, assets, or profitability at a disaggregated level. Instead, the CODM reviews and utilizes functional expenses (i.e., selling and marketing, general and administrative, and depreciation expenses) at the consolidated level to manage the Company’s operations. Other segment items included interest expense, total other (expense) income, net, and provision for income taxes, which are reflected in the segment and consolidated net (loss) income. The measure of segment assets is reported on the unaudited consolidated balance sheet as total consolidated assets, without reviewing segment assets at a different assets level or category.

The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Company’s unaudited consolidated financial position, results of operations, or cash flows. Consequently, the Company has determined that it operates in one operating segment and serves both Malaysian and international customers.

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Revenue	$276,340,120	$688,607,542	$633,079,773
Cost of revenues	(272,356,649)	(672,562,832)	(620,989,960)
Selling and marketing expenses	(38,067)	(39,664)	(101,302)
General and administrative expenses	(3,330,264)	(5,249,099)	(5,127,137)
Depreciation expenses	(2,558,809)	(4,758,014)	(4,257,189)
Other (expenses) income	(2,577,706)	(3,952,786)	354,527
Net (loss) income of single operating segment	$(4,521,375)	$2,045,147	$2,958,712

Earnings (Loss) per Common Share

Basic earnings (loss) per ordinary share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net (loss) income attributable to ordinary shareholders by the sum of the weighted-average number of ordinary shares outstanding and dilutive potential ordinary shares during the period.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 2 - Summary of Significant Accounting Policies (Continued)

Income Taxes

The Company accounts for income taxes using an asset and liability approach which allows for the recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The evaluation of a tax position is a two-step process. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigations based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes”, which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the Company’s financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period.

Recently Issued Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

Recent accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The intent of ASU 2023-09 is to improve the disclosures around a company’s rate reconciliation information and certain types of income taxes companies are required to pay. Specifically, these new disclosure requirements will provide more transparency regarding income taxes companies pay in the United States and other countries, along with more disclosure around a company’s rate reconciliation, among other new disclosure requirements, such that users of financial statements can get better information about how the operations, related tax risks, tax planning and operational opportunities of companies affect their effective tax rates and future cash flow prospects. ASU 2023-09 is effective for annual fiscal years beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2023-09 should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the potential impact of ASU 2023-09 on its unaudited consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its unaudited consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01 Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 on November 4, 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.

The Company believe that other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission do not have a material impact on our present or near future financial statements.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023